Risk management arising from financial instruments - Schedule of aging (Details) - Accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	$ 10,997,389	$ 10,708,062
0 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	5,572,950	5,009,224
91 - 180
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	1,278,967	2,317,030
181 - 270
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	1,923,364	1,746,512
270+
Disclosure of financial assets that are either past due or impaired [line items]
Total accounts receivable	$ 2,222,108	$ 1,635,296